Note 2 - Summary of Accounting Policies (Details Textual) - EBP 20-3977125 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Note Receivable from Participant, Allowance for Credit Loss	$ 0	$ 0
EBP, Change in Net Asset Available for Benefit, Decrease from Deemed Distribution	$ 20,498
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2025
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2030